Subsequent Events (Details Narrative) - USD ($)						6 Months Ended	12 Months Ended
	Dec. 23, 2020	Dec. 21, 2020	Dec. 09, 2020	Dec. 01, 2020	Apr. 28, 2020	Sep. 30, 2020	Mar. 31, 2020
Common Stock [Member]
Number of shares of common stock						400,600	250,000
Investor [Member]
Number of shares of common stock					600
Subsequent Event [Member] | Investor [Member] | Common Stock [Member]
Number of sale of shares		10,000	30,000
Sale of stock price		$ 0.50	$ 0.50
Cash consideration		$ 5,000	$ 15,000
Subsequent Event [Member] | Investor One [Member] | Common Stock [Member]
Number of sale of shares	10,000
Sale of stock price	$ 1.00
Cash consideration	$ 10,000
Subsequent Event [Member] | Investor Two [Member] | Common Stock [Member]
Number of sale of shares	100,000
Sale of stock price	$ 1.00
Cash consideration	$ 100,000
Subsequent Event [Member] | Investor Three [Member] | Common Stock [Member]
Number of sale of shares	300,000
Sale of stock price	$ 1.00
Cash consideration	$ 300,000
Subsequent Event [Member] | Employment Agreement [Member] | Chief Executive Officer [Member]
Debt term				3 years
Annual compensation				$ 150,000
Number of shares of common stock				1,000,000